Scout Funds
Scout Stock Fund

Supplement dated January 29, 2013 to the Prospectus dated October 31, 2012, as revised December 31, 2012

Upon the recommendation of Scout Investments, Inc. (the “Advisor”), the Scout Funds Board of Trustees has adopted a Plan of Liquidation to cease operations of the Scout Stock Fund (the “Fund”) and liquidate the Fund.  The Advisor has determined that it is no longer economically viable to continue operating the Fund in view of its size and future prospects for growth.  The liquidation is expected to be completed on or about March 28, 2013.

The Fund will be closed to new investors effective February 1, 2013.  After February 1, 2013, if you sell all of the Fund’s shares in your account, you will not be able to buy additional shares of the Fund.  Shareholders may sell Fund shares or exchange Fund shares for shares of other Scout Funds at any time prior to the liquidation date.  Procedures for selling or exchanging your shares are contained in the “Selling Shares” and “Exchanging Shares” sections of the Fund’s Prospectus.  Any shareholders that have not sold or exchanged their shares of the Fund prior to the liquidation date will have their shares automatically redeemed as of that date, with proceeds being sent to the address of record.

All holdings in the Fund’s portfolio are being liquidated.  Any capital gains will be distributed as soon as practicable to shareholders and reinvested in additional shares, unless you have requested payment in cash.

The liquidation of the Fund will constitute a taxable event for purposes of federal income taxes, except to the extent the Fund’s shares are held in a tax-advantaged product, plan or account.  You also may be subject to state, local or foreign taxes on any liquidation proceeds you receive.  By the liquidation date, the Fund expects to declare and pay one or more dividends to its shareholders to the extent necessary to avoid entity level tax. You should consult your financial or tax advisor for further information about the impact any tax consequences may have to your own circumstances.

IMPORTANT INFORMATION FOR RETIREMENT PLAN INVESTORS.  If you are a retirement plan investor, you should consult your tax advisor regarding the consequences of a redemption of Fund shares.  If you hold shares in a tax-deferred account, please consult with your retirement account trustee or custodian to determine how you may be able to re-invest your liquidation proceeds on a tax-deferred basis. If you receive a distribution from an Individual Retirement Account (IRA) or a Simplified Employee Pension (SEP) IRA, you must roll the proceeds into another IRA within 60 days of the date of the distribution in order to avoid having to include the distribution in your taxable income for the year.  If you receive a distribution from a 403(b)(7) Custodian Account (tax-sheltered account) or a Keogh Account, you must roll the distribution into a similar type of retirement plan within 60 days in order to avoid disqualification of your plan and the severe tax consequences that it can bring.  If you are the trustee of a Qualified Retirement Plan, you may reinvest the money in any way permitted by the plan and trust agreement.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Funds
Scout Stock Fund

Supplement dated January 29, 2013 to the Prospectus dated October 31, 2012

Upon the recommendation of Scout Investments, Inc. (the “Advisor”), the Scout Funds Board of Trustees has adopted a Plan of Liquidation to cease operations of the Scout Stock Fund (the “Fund”) and liquidate the Fund.  The Advisor has determined that it is no longer economically viable to continue operating the Fund in view of its size and future prospects for growth.  The liquidation is expected to be completed on or about March 28, 2013.

The Fund will be closed to new investors effective February 1, 2013.  After February 1, 2013, if you sell all of the Fund’s shares in your account, you will not be able to buy additional shares of the Fund.  Shareholders may sell Fund shares or exchange Fund shares for shares of other Scout Funds at any time prior to the liquidation date.  Procedures for selling or exchanging your shares are contained in the “Selling Shares” and “Exchanging Shares” sections of the Fund’s Prospectus.  Any shareholders that have not sold or exchanged their shares of the Fund prior to the liquidation date will have their shares automatically redeemed as of that date, with proceeds being sent to the address of record.

All holdings in the Fund’s portfolio are being liquidated.  Any capital gains will be distributed as soon as practicable to shareholders and reinvested in additional shares, unless you have requested payment in cash.

The liquidation of the Fund will constitute a taxable event for purposes of federal income taxes, except to the extent the Fund’s shares are held in a tax-advantaged product, plan or account.  You also may be subject to state, local or foreign taxes on any liquidation proceeds you receive.  By the liquidation date, the Fund expects to declare and pay one or more dividends to its shareholders to the extent necessary to avoid entity level tax. You should consult your financial or tax advisor for further information about the impact any tax consequences may have to your own circumstances.

IMPORTANT INFORMATION FOR RETIREMENT PLAN INVESTORS.  If you are a retirement plan investor, you should consult your tax advisor regarding the consequences of a redemption of Fund shares.  If you hold shares in a tax-deferred account, please consult with your retirement account trustee or custodian to determine how you may be able to re-invest your liquidation proceeds on a tax-deferred basis. If you receive a distribution from an Individual Retirement Account (IRA) or a Simplified Employee Pension (SEP) IRA, you must roll the proceeds into another IRA within 60 days of the date of the distribution in order to avoid having to include the distribution in your taxable income for the year.  If you receive a distribution from a 403(b)(7) Custodian Account (tax-sheltered account) or a Keogh Account, you must roll the distribution into a similar type of retirement plan within 60 days in order to avoid disqualification of your plan and the severe tax consequences that it can bring.  If you are the trustee of a Qualified Retirement Plan, you may reinvest the money in any way permitted by the plan and trust agreement.

You should keep this Supplement for future reference.  Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.